PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio
PowerShares Dynamic Utilities Portfolio
Investment Objective
The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Utilities IntellidexSM Index (the "Underlying Intellidex").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Utilities Portfolio
Management Fees		0.50%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		0.89%
Fee Waivers and Expense Assumption	[1]	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total
Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the
first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Dynamic Utilities Portfolio	64	258	468	1,072

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 68% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in common stocks of utilities companies. The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30,
2011, the Underlying Intellidex was comprised of stocks of 60 U.S. utilities companies. These companies are principally engaged in providing either energy, water, natural gas or telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater; and provide land line or wireless telephone services. Strictly in accordance with its existing guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes stocks principally on the basis of their capital appreciation potential that it identifies pursuant to a proprietary Intellidex methodology. As of June
30, 2011, the Underlying Intellidex included common stocks of companies with a market capitalization range of between approximately $394 million and $186 billion.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying
Intellidex reflects a concentration in that industry or group of industries. The
Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could adversely affect companies in this sector.

Utilities Sector Risk. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs;
difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes;
technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Additionally, nuclear facility operators may face greater regulatory scrutiny as a result of the disaster at the Fukushima I
Nuclear Power Plant in Japan, which may lead to reduced profits and investor interest for these type of issuers. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities the Fund holds; the price of common stock may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities the Fund holds. In addition, common stock in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Concentration Risk. A significant percentage of the Underlying Intellidex is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at
www.InvescoPowerShares.com.

The bar chart below shows how the Fund has performed.

Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2011 was
12.09%.

        Best Quarter                    Worst Quarter
11.54% (3rd Quarter 2010)       (13.70)% (1st Quarter 2009)

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Dynamic Utilities Portfolio	Return Before Taxes	7.24%	3.13%	3.55%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio After Taxes on Distributions	Return After Taxes on Distributions	6.02%	2.02%	2.42%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.67%	2.03%	2.38%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.96%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio S&P Utilities Index	S&P Utilities Index (reflects no deduction for fees, expenses or taxes)	5.46%	3.90%	3.95%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio Dow Jones U.S. Utilities Index	Dow Jones U.S. Utilities Index (reflects no deduction for fees, expenses or taxes)	6.46%	3.89%	4.12%	Oct. 26, 2005
PowerShares Dynamic Utilities Portfolio Dynamic Utilities IntellidexSM Index	Dynamic Utilities IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	8.00%	3.80%	4.24%	Oct. 26, 2005